Other Receivables (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Other Receivables [Abstract]
Other receivables	₪ 60	$ 17	₪ 51
Government authorities	185	54	611
Prepaid expenses	573	165	799
Total other receivables	₪ 818	$ 236	₪ 1,461